Debt - Additional Information (Detail) (USD $)	12 Months Ended	1 Months Ended	0 Months Ended	1 Months Ended
	Dec. 31, 2014	Mar. 31, 2015	Jun. 26, 2013	Dec. 31, 2013	Mar. 31, 2014	Jan. 15, 2014	Jan. 15, 2015
Debt Instrument [Line Items]
Debt discount	8,500,000			$ 10,800,000
Revolving credit facility					500,000,000
Borrowing base	100,000,000
Outstanding letters of credit	26,900,000
Outstanding borrowings	0
Available capacity on the Revolving Credit Facility	73,100,000
Minimum [Member]
Debt Instrument [Line Items]
Commitment fees on unused portion of revolving credit facility	0.375%
Maximum [Member]
Debt Instrument [Line Items]
Commitment fees on unused portion of revolving credit facility	0.50%
Scenario, Forecast [Member]
Debt Instrument [Line Items]
Revolving credit facility, increase in borrowing base		125,000,000
12% Senior Unsecured PIK Notes Due 2018 [Member]
Debt Instrument [Line Items]
Aggregate principal amount			300,000,000	100,000,000
Debt instrument interest rate			12.00%
Notes issued percentage of par			96.00%
Proceeds from debt instrument			280,700,000	100,000,000
Debt discount			12,000,000	0
Offering expenses			7,300,000	200,000
Amortization of deferred financing costs and debt discount	4,100,000
Senior unsecured notes redemption price description	The Company has the right to redeem all or a portion of the Senior Unsecured Notes prior to the 2-year anniversary of the final funding date, which the Company refers to as the Non-Call Period, by paying a redemption price equal to 100.0% times a “make whole premium” equal to the greater of 106.0% or an amount computed under the Indenture governing the Senior Unsecured Notes (the “Indenture”) plus accrued and unpaid interest.
Accrued interest						25,300,000
Interest payments terms	Interest is payable on July 15 and January 15 each year, beginning in January 2014
Debt instrument, indenture description	The Company may not among other things, directly or indirectly (1) consolidate or merge with or into another Person (whether or not the Company is the survivor), or (2) sell, assign, transfer, convey, lease or otherwise dispose of all or more than 50% of its properties or assets, in one or more related transactions, to another Person, unless in each case certain restrictive conditions contained in the Indenture are met.
Principal amount outstanding	422,500,000
12% Senior Unsecured PIK Notes Due 2018 [Member] | Level 2 [Member]
Debt Instrument [Line Items]
Fair value	482,800,000
12% Senior Unsecured PIK Notes Due 2018 [Member] | Additional Notes Option [Member]
Debt Instrument [Line Items]
Aggregate principal amount			100,000,000
12% Senior Unsecured PIK Notes Due 2018 [Member] | Interest Paid in Cash [Member]
Debt Instrument [Line Items]
Debt instrument interest rate	12.00%
Percentage of interest payments per annum	6.00%
12% Senior Unsecured PIK Notes Due 2018 [Member] | Paid In Kind Interest [Member]
Debt Instrument [Line Items]
Debt instrument interest rate	13.00%
Percentage of interest payments per annum	7.00%
Accrued interest						22,500,000
12% Senior Unsecured PIK Notes Due 2018 [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Accrued interest							12,700,000
12% Senior Unsecured PIK Notes Due 2018 [Member] | Subsequent Event [Member] | Paid In Kind Interest [Member]
Debt Instrument [Line Items]
Accrued interest							$ 14,800,000